Summary of Significant Accounting Policies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended				6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2013 property	Dec. 31, 2012 property	Dec. 31, 2011	Jun. 30, 2014 property	Jun. 30, 2014 Buildings and improvements Minimum	Dec. 31, 2013 Buildings and improvements Minimum	Jun. 30, 2014 Buildings and improvements Maximum	Dec. 31, 2013 Buildings and improvements Maximum	Jun. 30, 2014 Equipment and fixtures Minimum	Dec. 31, 2013 Equipment and fixtures Minimum	Jun. 30, 2014 Equipment and fixtures Maximum	Dec. 31, 2013 Equipment and fixtures Maximum
Investment Properties
Capitalized interest	$ 1,019	$ 442	$ 472
Investment Properties
Estimated original useful life					10 years	10 years	35 years	35 years	7 years	7 years	10 years	10 years
Investments in Unconsolidated Entities
Number of joint venture properties	11	14		2